Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives by Asset (Details)	Mar. 31, 2025	Dec. 31, 2024
Furniture and fixtures [Member] | Minimum [Member]
Schedule of Estimated Useful Lives by Asset [Line Items]
Estimated useful lives	3 years	3 years
Furniture and fixtures [Member] | Maximum [Member]
Schedule of Estimated Useful Lives by Asset [Line Items]
Estimated useful lives	7 years	7 years
Office equipment [Member] | Minimum [Member]
Schedule of Estimated Useful Lives by Asset [Line Items]
Estimated useful lives	3 years	3 years
Office equipment [Member] | Maximum [Member]
Schedule of Estimated Useful Lives by Asset [Line Items]
Estimated useful lives	5 years	5 years
Vehicles [Member]
Schedule of Estimated Useful Lives by Asset [Line Items]
Estimated useful lives	5 years	5 years